Net Income (Loss) Per Common Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Line Items]
Treasury shares	4,971,305	3,363,560	145,999
Antidilutive securities excluded from computation of diluted net income per share, shares	1,920,151	386,297	1,006,257
Debt instrument expiration end date		Dec. 31, 2017	Dec. 31, 2016
Debt instrument expiration start date		Jan. 11, 2011	Jan. 01, 2010